Discontinued Operations - Schedule of Results of Discontinued Operations (Details) ¥ in Thousands, $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Results of Discontinued Operations [Abstract]
Net revenues	¥ 25,571			¥ 49,176	¥ 162,367
Cost of revenues	(6,332)			(15,596)	(68,942)
Gross profit	19,239			33,580	93,425
Operating expenses:
Selling and marketing expenses	(42,489)			(54,476)	(157,004)
General and administrative expenses	(13,043)			(15,530)	(20,126)
Research and development expenses	(1,551)			(11,890)	(11,267)
Impairment of long-lived assets				(4,048)	(1,515)
Total operating expenses	(57,083)			(85,944)	(189,912)
Loss from discontinued operations	(37,844)			(52,364)	(96,487)
Other income/(expenses):
Interest expenses, net	(1,935)			(999)	(289)
Gain/(loss) from equity method investments	(57)			532	181
Impairment of goodwill				(45,561)
Other income, net	(429)			4,673	16,784
Loss from discontinued operations before income taxes	(40,265)	¥ (40,265)	$ (5,758)	(93,719)	(79,811)
Income tax benefit
Net loss from discontinued operations	¥ (40,265)			¥ (93,719)	¥ (79,811)